Finance cost (Tables)	12 Months Ended
Dec. 31, 2023
Finance cost
Summary of finance cost

		2023	2022	2021
	Note	£m	£m	£m
Hedged interest payable on medium-term notes issued[1]		61	39	10
Interest payable on bank loans and overdrafts[1]		42	5	3
Interest payable on RCF[1]		3	1	1
Interest payable on foreign exchange swaps[2]		44	19	14
Interest payable on leases	B4	25	10	6
Amortisation of discount on provisions		14	3	—
Fair value loss on hedge ineffectiveness		—	2	—
Total finance cost		189	79	34
1.	Interest expense on financial liabilities held at amortised cost.
2.

Interest payable on foreign exchange swaps including coupon interest payable for the year was £55m (2022: £26m). £12m has been reported in other comprehensive income due to hedge accounting (2022: £8m).